Provision for Pension and Other Post-Retirement Medical Benefits (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended																															12 Months Ended									12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Sunrise Dam Member Australia [Member] USD ($)	Dec. 31, 2009 Sunrise Dam Member Australia [Member] USD ($)	Dec. 31, 2008 Sunrise Dam Member Australia [Member] USD ($)	Dec. 31, 2010 Namibia [Member] Navachab [Member] USD ($)	Dec. 31, 2009 Namibia [Member] Navachab [Member] USD ($)	Dec. 31, 2008 Namibia [Member] Navachab [Member] USD ($)	Dec. 31, 2010 Geita [Member] Tanzania [Member] USD ($)	Dec. 31, 2009 Geita [Member] Tanzania [Member] USD ($)	Dec. 31, 2008 Geita [Member] Tanzania [Member] USD ($)	Dec. 31, 2010 North America [Member] Cripple Creek And Victor [Member] USD ($)	Dec. 31, 2009 North America [Member] Cripple Creek And Victor [Member] USD ($)	Dec. 31, 2008 North America [Member] Cripple Creek And Victor [Member] USD ($)	Dec. 31, 2010 South America [Member] Anglo Gold Ashanti Brasil Mineracao Cerro Vanguardia And Serra Grande [Member] USD ($)	Dec. 31, 2009 South America [Member] Anglo Gold Ashanti Brasil Mineracao Cerro Vanguardia And Serra Grande [Member] USD ($)	Dec. 31, 2008 South America [Member] Anglo Gold Ashanti Brasil Mineracao Cerro Vanguardia And Serra Grande [Member] USD ($)	Dec. 31, 2010 Ghana And Guinea [Member] Iduapriem Obuasi And Siguiri [Member] USD ($)	Dec. 31, 2009 Ghana And Guinea [Member] Iduapriem Obuasi And Siguiri [Member] USD ($)	Dec. 31, 2008 Ghana And Guinea [Member] Iduapriem Obuasi And Siguiri [Member] USD ($)	Dec. 31, 2010 South Africa [Member] Great Noligwa Kopanang Moab Khotsong Mponeng Savuka Tau Lekoa And Tau Tona [Member] USD ($)	Dec. 31, 2009 South Africa [Member] Great Noligwa Kopanang Moab Khotsong Mponeng Savuka Tau Lekoa And Tau Tona [Member] USD ($)	Dec. 31, 2008 South Africa [Member] Great Noligwa Kopanang Moab Khotsong Mponeng Savuka Tau Lekoa And Tau Tona [Member] USD ($)	Dec. 31, 2010 Equity Securities [Member] Anglo Gold Ashanti [Member] USD ($)	Dec. 31, 2009 Equity Securities [Member] Anglo Gold Ashanti [Member] USD ($)	Dec. 31, 2010 Other Equity Investments Exceeding Five Percent Of Plan Assets [Member] Sasol Limited [Member] USD ($)	Dec. 31, 2009 Other Equity Investments Exceeding Five Percent Of Plan Assets [Member] Sasol Limited [Member] USD ($)	Dec. 31, 2010 Other Equity Investments Exceeding Five Percent Of Plan Assets [Member] S A B Miller Plc [Member] USD ($)	Dec. 31, 2009 Other Equity Investments Exceeding Five Percent Of Plan Assets [Member] S A B Miller Plc [Member] USD ($)	Dec. 31, 2010 Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] I F M Corporate Bond Unit Trust [Member] USD ($)	Dec. 31, 2009 Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] I F M Corporate Bond Unit Trust [Member] USD ($)	Dec. 31, 2010 Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] Allan Gray Orbis Global Equity Fund [Member] USD ($)	Dec. 31, 2009 Other Bond Investments Exceeding Five Percent Of Plan Assets [Member] Allan Gray Orbis Global Equity Fund [Member] USD ($)	Dec. 31, 2010 Pension Plans Defined Benefit [Member] USD ($)	Dec. 31, 2009 Pension Plans Defined Benefit [Member] USD ($)	Dec. 31, 2008 Pension Plans Defined Benefit [Member] USD ($)	Dec. 31, 2010 Defined Benefit Postretirement Health Coverage [Member] USD ($)	Dec. 31, 2009 Defined Benefit Postretirement Health Coverage [Member] USD ($)	Dec. 31, 2008 Defined Benefit Postretirement Health Coverage [Member] USD ($)	Dec. 31, 2010 Post Retirement Medical Benefits Rand Refinery [Member] USD ($)	Dec. 31, 2009 Post Retirement Medical Benefits Rand Refinery [Member] USD ($)	Dec. 31, 2008 Post Retirement Medical Benefits Rand Refinery [Member] USD ($)	Dec. 31, 2010 Other Postretirement Benefit Plans Defined Benefit [Member] USD ($)	Dec. 31, 2009 Other Postretirement Benefit Plans Defined Benefit [Member] USD ($)	Dec. 31, 2008 Other Postretirement Benefit Plans Defined Benefit [Member] USD ($)	Dec. 31, 2010 Domestic Equity Security [Member] USD ($)	Dec. 31, 2010 Domestic Equity Security [Member] Fair Value Inputs Level 1 [Member] USD ($)	Dec. 31, 2010 Domestic Equity Security [Member] Fair Value Inputs Level 2 [Member] USD ($)	Dec. 31, 2010 Domestic Equity Security [Member] Fair Value Inputs Level 3 [Member] USD ($)	Dec. 31, 2010 Foreign Equity Security [Member] USD ($)	Dec. 31, 2010 Foreign Equity Security [Member] Fair Value Inputs Level 1 [Member] USD ($)	Dec. 31, 2010 Foreign Equity Security [Member] Fair Value Inputs Level 2 [Member] USD ($)	Dec. 31, 2010 Foreign Equity Security [Member] Fair Value Inputs Level 3 [Member] USD ($)	Dec. 31, 2010 Domestic Corporate Debt Securities [Member] USD ($)	Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Fair Value Inputs Level 1 [Member] USD ($)	Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Fair Value Inputs Level 2 [Member] USD ($)	Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Fair Value Inputs Level 3 [Member] USD ($)	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] USD ($)	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Fair Value Inputs Level 1 [Member] USD ($)	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Fair Value Inputs Level 2 [Member] USD ($)	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Fair Value Inputs Level 3 [Member] USD ($)	Dec. 31, 2010 Real Estate [Member] USD ($)	Dec. 31, 2010 Real Estate [Member] Fair Value Inputs Level 1 [Member] USD ($)	Dec. 31, 2010 Real Estate [Member] Fair Value Inputs Level 2 [Member] USD ($)	Dec. 31, 2010 Real Estate [Member] Fair Value Inputs Level 3 [Member] USD ($)	Dec. 31, 2010 Cash And Cash Equivalents [Member] USD ($)	Dec. 31, 2010 Cash And Cash Equivalents [Member] Fair Value Inputs Level 1 [Member] USD ($)	Dec. 31, 2010 Cash And Cash Equivalents [Member] Fair Value Inputs Level 2 [Member] USD ($)	Dec. 31, 2010 Cash And Cash Equivalents [Member] Fair Value Inputs Level 3 [Member] USD ($)	Dec. 31, 2010 Specialised Credit Unlisted [Member] USD ($)	Dec. 31, 2010 Specialised Credit Unlisted [Member] Fair Value Inputs Level 1 [Member] USD ($)	Dec. 31, 2010 Specialised Credit Unlisted [Member] Fair Value Inputs Level 2 [Member] USD ($)	Dec. 31, 2010 Specialised Credit Unlisted [Member] Fair Value Inputs Level 3 [Member] USD ($)
Defined Benefit Plan Weighted Average Asset Allocations [Abstract]
Equity securities (Percent)				60.00%	60.00%
Debt securities (Percent)				36.00%	32.00%
Other (Percent)				4.00%	8.00%
Defined Benefit Plan Weighted Average Asset Allocations (Percent)				100.00%	100.00%
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan Cost Recognized	$ 64	$ 53	$ 49			$ 4	$ 4	$ 3	$ 1	$ 1	$ 1	$ 0	$ 0	$ 0	$ 2	$ 2	$ 2	$ 4	$ 1	$ 3	$ 5	$ 4	$ 4	$ 48	$ 41	$ 36
Defined Contribution Footnote Disclosure [Abstract]
Maximum Employee Contribution To Defined Contribution Fund Percentage															60.00%
Employer Contribution Ratio To Defined Contribution Fund Percent															5.00%
Maximum Employer Contribution To Defined Contribution Fund Percentage															150.00%
Employee Contibution To Defined Contibution Fund Percentage																		11.00%
Employer Contibution To Defined Contibution Fund Percentage																		17.00%
Investment Holdings [Line Items]
Investment Owned Balance Shares																											119,758	296,410	0	424,680	0	759,600	267,975,059	158,630,977	243,210	312,715
Investment Owned Percent Of Total Assets																											1.80%	4.50%	0.00%	6.20%	0.00%	8.00%	12.20%	7.30%	9.00%	13.00%
Investment Owned At Fair Value	71	95																									6	12	0	17	0	22	41	20	30	36
Defined Benefit Plan Amounts Recognized In Balance Sheet [Abstract]
Net amount recognized	191	154	137																																		0	(5)	11	179	149	115				12	10	11
Transferred to other non-current assets. Refer to Note 16.																																					0	5	0				3	2	2
Defined Benefit Plan Accumulated Benefit Obligation																																					290	230	170							12	10	10
Short-term portion transferred to other current liabilities. Refer to Note 18.	(14)	(14)	(13)
Total provision classified as a non-current liability	180	147	126
Defined Benefit Plan Change In Benefit Obligation Roll Forward
Benefit obligation at January 1,																																					269	199	257	149	115	168				18	17	18
Service cost																																					7	6	6	1	0	1
Interest cost																																					25	16	17	13	9	11				1	0	0
Plan participants contributions																																					2	2	2
Actuarial loss/(gain)																																					21	(2)	16	10	4	(8)				5	0	0
Benefits paid																																					(28)	(8)	(24)	(14)	(10)	(11)				(2)	(1)	(1)
Translation																																					38	56	(75)	20	31	(46)				0	2	0
Benefit obligation at December 31,																																					334	269	199	179	149	115				22	18	17
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets at January 1,																																					274	188	293							8	6	9	150	150	0	0	50	50	0	0	95	95	0	0	13	13	0	0	4	4	0	0	11	11	0	0	11	0	11	0
Actual return on plan assets																																					40	32	(7)							2	0	(1)
Company contributions																																					8	5	5
Plan participants contributions																																					2	2	2
Benefits paid																																					(28)	(8)	(24)							(1)	0	0
Translation																																					38	55	(81)							1	2	(2)
Fair value of plan assets at December 31,																																					334	274	188							10	8	6	150	150	0	0	50	50	0	0	95	95	0	0	13	13	0	0	4	4	0	0	11	11	0	0	11	0	11	0
Funded/(Unfunded) status at end of year																																					0	5	(11)	(179)	(149)	(115)				(12)	(10)	(11)
Net amount recognized	191	154	137																																		0	(5)	11	179	149	115				12	10	11
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Service cost																																					7	6	6	1	0	1
Interest cost																																					25	16	17	13	9	11				1	0	0
Actuarial gains and losses																																					10	(14)	49	10	4	(8)				(1)	0	1
Expected return on assets																																					(29)	(20)	(26)
Net periodic benefit cost																																					13	(12)	46	24	13	4				0	0	1
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate (Percent)																																					8.50%	9.25%	7.25%
Rate of compensation increase (Percent)																																					7.25%	7.50%	5.25%
Short Term Increase In Compensation Rates (Percent)																																					7.50%	7.00%	10.00%
Long Term Increase In Compensation Rates (Percent)																																					7.25%	7.50%	5.25%
Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31,
Discount rate (Percent)																																					8.50%	9.25%	7.25%	8.50%	9.25%	7.25%
Expected long-term return on plan assets (Percent)																																					9.99%	10.63%	9.28%
Rate of compensation increase (Percent)																																					7.25%	7.50%	5.25%
Pension Increase (Percent)																																					4.73%	4.95%	3.60%
Defined Benefit Plan Assumed Health Care Cost Trend Rates [Abstract]
Expected increase in health care costs (Percent)																																								7.60%	7.00%	5.50%
Health care cost trend assumed for next year (Percent)																																								7.60%	7.00%	5.50%
Rate to which the cost trend is assumed to decline (ultimate trend rate)																																								7.60%	7.00%	5.50%
Defined Benefit Plan Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates Abstract
Defined Benefit Plan Effect Of One Percentage Point Increase On Service And Interest Cost Components																																								2
Defined Benefit Plan Effect Of One Percentage Point Increase On Accumulated Postretirement Benefit Obligation																																								22
Defined Benefit Plan Effect Of One Percentage Point Decrease On Service And Interest Cost Components																																								(2)
Defined Benefit Plan Effect Of One Percentage Point Decrease On Accumulated Postretirement Benefit Obligation																																								(19)
Defined Benefit Plan Information About Plan Assets Abstract
Defined Benefit Plan Fair Value Of Plan [Assets]																																					334	274	188							10	8	6	150	150	0	0	50	50	0	0	95	95	0	0	13	13	0	0	4	4	0	0	11	11	0	0	11	0	11	0
Defined Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year																																					7			14
Defined Benefit Plan Estimated Future Benefit Payments [Abstract]
2011																																					25			14						2
2012																																					25			16						2
2013																																					25			16						2
2014																																					26			16						2
2015																																					26			16						2
2016 - 2020																																					$ 133			$ 85						$ 8